Financial Risk Management - Net Gains and Losses by Category of Financial Instruments (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest income		₩ 85,624	₩ 88,888
Interest expense		(414,521)	(434,089)
Forign currency differences		9,274	(250,181)
(Reversal of) Bad debt expense		569	(273)
Gain Or Loss On Disposal		(39,588)	(6,119)
Gain or loss on valuation		226,713	(62,863)
Gain or loss on derivative		177,130	221,292
Others		(43)	(14)
Net gain loss on financial assets and liabilities		45,158	(443,359)
Financial Assets At Amortized Cost [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest income		85,624	88,888
Forign currency differences		1,061,416	668,140
(Reversal of) Bad debt expense		569	(273)
Gain Or Loss On Disposal		(37,087)	(4,877)
Net gain loss on financial assets and liabilities		1,110,522	751,878
Financial Liabilities At Amortised Cost [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest expense		(403,415)	(418,674)
Forign currency differences		(946,650)	(848,072)
Gain or loss on valuation			(250)
Net gain loss on financial assets and liabilities		(1,350,065)	(1,266,996)
Financial Assets At FVTPL [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Gain Or Loss On Disposal		171	(1,242)
Gain or loss on valuation		6,473	5,808
Net gain loss on financial assets and liabilities		6,644	4,566
Financial Liabilities At FVTPL [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Interest expense		(11,106)	(15,415)
Forign currency differences		(105,492)	(70,249)
Gain Or Loss On Disposal		(2,672)
Gain or loss on valuation		220,240	(68,421)
Others		(43)	(14)
Net gain loss on financial assets and liabilities		100,927	(154,099)
Other Financial Insruments [member]
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss Explanatory [Line Items]
Gain or loss on derivative	[1]	177,130	221,292
Net gain loss on financial assets and liabilities	[1]	₩ 177,130	₩ 221,292

[1]	Other financial instruments exclude cash flow hedging derivatives.